UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2007

[USAA
EAGLE
LOGO (R)]


                            USAA SHORT-TERM BOND Fund

                      1st QUARTER Portfolio Of Investments


                                 OCTOBER 31, 2007

                                                                      (FORM N-Q)

48444-1207                                   (C)2007, USAA. All rights reserved.

  P O R T F O L I O
========================--------------------------------------------------------
                             of INVESTMENTS (in thousands)


USAA SHORT-TERM BOND FUND
OCTOBER 31, 2007 (UNAUDITED)

 PRINCIPAL                                                  COUPON                                  MARKET
 AMOUNT        SECURITY                                     RATE          MATURITY                   VALUE
 ----------------------------------------------------------------------------------------------------------

               CORPORATE OBLIGATIONS (31.9%)

               CONSUMER DISCRETIONARY (2.0%)
               -----------------------------
               BROADCASTING & CABLE TV (1.1%)
$  3,000       Clear Channel Communications, Inc.,
                    Senior Notes                            4.63%         1/15/2008         $       2,985
   1,000       Cox Enterprises, Inc., Notes (a)             7.38          6/15/2009                 1,034
   2,000       Liberty Media Corp., Senior Notes            7.88          7/15/2009                 2,070
                                                                                          ---------------
                                                                                                    6,089
                                                                                          ---------------
               HOME IMPROVEMENT RETAIL (0.3%)
   2,000       Home Depot, Inc., Senior Notes               5.20          3/01/2011                 1,986
                                                                                          ---------------
               HOMEBUILDING (0.4%)
   2,000       Centex Corp., Senior Notes                   4.75          1/15/2008                 1,987
                                                                                          ---------------
               HOUSEHOLD APPLIANCES (0.2%)
   1,000       Stanley Works, Notes                         3.50         11/01/2007                 1,000
                                                                                          ---------------
               Total Consumer Discretionary                                                        11,062
                                                                                          ---------------

               CONSUMER STAPLES (0.8%)
               -----------------------
               DRUG RETAIL (0.2%)
   1,000       CVS Corp., Notes                             3.88         11/01/2007                 1,000
                                                                                          ---------------
               FOOD RETAIL (0.2%)
   1,000       Kroger Co., Notes                            8.05          2/01/2010                 1,064
                                                                                          ---------------
               PACKAGED FOODS & MEAT (0.4%)
               Kraft Foods, Inc.,
   1,000            Notes                                   4.00         10/01/2008                   991
   1,000            Notes                                   4.13         11/12/2009                   985
                                                                                          ---------------
                                                                                                    1,976
                                                                                          ---------------
               Total Consumer Staples                                                               4,040
                                                                                          ---------------

               ENERGY (2.2%)
               -------------
               INTEGRATED OIL & GAS (0.3%)
   1,425       Louisiana Land and Exploration Co.,
                    Debentures                              7.63          4/15/2013                 1,583
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.6%)
   3,000       Seacor Holdings, Inc., Senior Notes          7.20          9/15/2009                 3,067
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.4%)
   2,000       Southwestern Energy Co., MTN                 7.63          5/01/2027                 2,079
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.4%)
   1,990       Premcor Refining Group, Inc., Senior
                    Notes                                   9.50          2/01/2013                 2,098
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.5%)
   3,000       Tortoise Energy Infrastructure Corp.,
                    Senior Notes, Series B                 7.00           7/15/2044                 3,000
                                                                                          ---------------
               Total Energy                                                                        11,827
                                                                                          ---------------

2

  P O R T F O L I O
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                             of INVESTMENTS (in thousands)
                             (continued)


USAA SHORT-TERM BOND FUND
OCTOBER 31, 2007 (UNAUDITED)

 PRINCIPAL                                                  COUPON                                  MARKET
 AMOUNT        SECURITY                                     RATE          MATURITY                   VALUE
 ----------------------------------------------------------------------------------------------------------
               FINANCIALS (15.8%)
               ------------------
               CONSUMER FINANCE (0.9%)
$  2,295       ERAC USA Finance Co., Notes (a)              7.35%         6/15/2008         $       2,320
   3,000       SLM Corp., MTN, CPI Floating Rate Notes      3.38 (b)      6/01/2009                 2,778
                                                                                          ---------------
                                                                                                    5,098
                                                                                          ---------------
               DIVERSIFIED BANKS (1.2%)
   2,000       American Express Centurion Bank, Notes       5.55         10/17/2012                 2,022
   2,170       First Tennessee Bank, N.A., Subordinated
                    Notes                                   4.63          5/15/2013                 2,044
   2,000       SB Treasury Co., LLC, Subordinated Bonds
                    (a)                                     9.40         12/29/2049                 2,041
     727         U.S. Central Credit Union, Senior Notes    2.70          9/30/2009                   710
                                                                                          ---------------
                                                                                                    6,817
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (1.7%)
   3,000       John Hancock Global Funding II, Notes (c)    5.50         12/31/2007                 3,000
   2,000       Metropolitan Life Global Funding I, Notes
                    (a)                                     5.75          7/25/2011                 2,055
   2,000       Phoenix Companies, Inc., Senior Notes        6.68          2/16/2008                 2,005
   2,000       Principal Financial Group, MTN               5.15          9/30/2011                 2,008
                                                                                          ---------------
                                                                                                    9,068
                                                                                          ---------------
               MULTI-LINE INSURANCE (1.1%)
   3,000       Genworth Global Funding Trust, MTN           5.20         10/08/2010                 3,016
   3,000       MassMutual Global Funding II, Notes
                    (a),(d),(e)                             5.08 (b)     11/06/2009                 3,000
                                                                                          ---------------
                                                                                                    6,016
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.6%)
               Citigroup, Inc.,
   3,000            Global Notes                            4.25          7/29/2009                 2,966
   2,000            Global Senior Notes                     5.30         10/17/2012                 2,008
   2,000       MBNA Corp., MTN                              5.63         11/30/2007                 2,001
   2,000       ZFS Finance USA Trust IV, Bonds (a)          5.88          5/09/2032                 1,865
                                                                                          ---------------
                                                                                                    8,840
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (1.9%)
   5,000       Berkshire Hathaway Finance Corp., Senior
                    Notes (c)                               4.20         12/15/2010                 4,900
   1,000       Chubb Corp., Senior Notes                    3.95          4/01/2008                   996
   2,436       Kern River Funding Corp., Guaranteed
                    Senior Notes (a)                        6.68          7/31/2016                 2,588
   2,000       Markel Corp., Senior Notes                   7.00          5/15/2008                 2,019
                                                                                          ---------------
                                                                                                   10,503
                                                                                          ---------------
               REGIONAL BANKS (2.2%)
   2,000       Chittenden Corp., Subordinated Notes         5.80          2/14/2017                 1,910
   2,000       Cullen/Frost Bankers, Inc., Junior
                    Subordinated Notes                      5.75          2/15/2017                 2,036
   1,000       Greenpoint Financial Corp., Senior Notes     3.20          6/06/2008                   985
   2,000       M&I Marshall & Ilsley Bank, Senior Notes     5.15          2/22/2012                 2,000
   3,000       Popular North America, Inc. MTN, Series
                    F                                       5.20         12/12/2007                 3,000
   2,000       Susquehanna Bancshares, Inc.,
                    Subordinated Notes                      4.75          5/01/2014                 1,978
                                                                                          ---------------
                                                                                                   11,909
                                                                                          ---------------

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========================--------------------------------------------------------
                             of INVESTMENTS (in thousands)
                             (continued)


USAA SHORT-TERM BOND FUND
OCTOBER 31, 2007 (UNAUDITED)

 PRINCIPAL                                                  COUPON                                  MARKET
 AMOUNT        SECURITY                                     RATE          MATURITY                   VALUE
 ----------------------------------------------------------------------------------------------------------
               REITS - INDUSTRIAL (0.2%)
$  1,000        ProLogis, Senior Notes                      5.50%         4/01/2012         $         988
                                                                                          ---------------
               REITS - OFFICE (1.7%)
   2,000       Brandywine Operating Partnership, LP,
                    Guaranteed Notes                        4.50         11/01/2009                 1,966
   2,000       Duke Realty Ltd., Senior Notes               5.63          8/15/2011                 2,002
               Duke Realty, LP,
   3,000             MTN                                    3.50         11/01/2007                 3,000
   2,000             Senior Notes                           6.80          2/12/2009                 2,037
                                                                                          ---------------
                                                                                                    9,005
                                                                                          ---------------
               REITS - RESIDENTIAL (0.6%)
               AvalonBay Communities, Inc.,
   2,000             MTN                                    6.63          9/15/2011                 2,082
   1,000             MTN                                    5.50          1/15/2012                 1,001
                                                                                          ---------------
                                                                                                    3,083
                                                                                          ---------------
               REITS - RETAIL (0.4%)
   2,000       Simon Property Group, LP, Notes              5.60          9/01/2011                 2,006
                                                                                          ---------------
               REITS - SPECIALIZED (0.4%)
   1,000       Health Care Property Investors, Inc.,
                    Notes                                   5.95          9/15/2011                 1,012
   1,000        Nationwide Health Properties, Inc., MTN     6.90         10/01/2037                 1,074
                                                                                          ---------------
                                                                                                    2,086
                                                                                          ---------------
               SPECIALIZED FINANCE (0.4%)
   2,000       CIT Group, Inc., Senior Notes                5.73 (b)     11/23/2007                 1,997
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (1.5%)
   2,255       Independence Community Bank Corp.,
                    Subordinated Notes                      3.75          4/01/2014                 2,199
   2,000       Roslyn Bancorp, Inc., Senior Notes           7.50         12/01/2008                 2,041
   2,000       Sovereign Bank Federal Savings Bank, CD      4.00          2/01/2008                 1,993
   2,000       World Savings Bank Federal Savings Bank,
                    Notes                                   4.13         12/15/2009                 1,987
                                                                                          ---------------
                                                                                                    8,220
                                                                                          ---------------
               Total Financials                                                                    85,636
                                                                                          ---------------

               INDUSTRIALS (2.0%)
               ------------------
               BUILDING PRODUCTS (0.2%)
   1,000       CRH America, Inc., Notes                     5.63          9/30/2011                   999
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
   3,000       John Deere Capital Corp., MTN, Series
                    2005D                                   5.85 (b)      6/10/2008                 3,006
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (0.9%)
   5,000       General Electric Capital Corp., MTN (c)      4.13          9/01/2009                 4,952
                                                                                          ---------------
               TRUCKING (0.4%)
   2,000       YRC Worldwide, Inc., Senior Notes            6.93 (b)      5/15/2008                 1,997
                                                                                          ---------------
               Total Industrials                                                                   10,954
                                                                                          ---------------

4

  P O R T F O L I O
========================--------------------------------------------------------
                             of INVESTMENTS (in thousands)
                             (continued)


USAA SHORT-TERM BOND FUND
OCTOBER 31, 2007 (UNAUDITED)

 PRINCIPAL                                                  COUPON                                  MARKET
 AMOUNT        SECURITY                                     RATE          MATURITY                   VALUE
 ----------------------------------------------------------------------------------------------------------

               TELECOMMUNICATION SERVICES (0.4%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.4%)
$ 2,000        US Unwired, Inc., Secured Notes             10.00%         6/15/2012         $       2,139
                                                                                          ---------------

               UTILITIES (8.7%)
               ----------------
               ELECTRIC UTILITIES (6.2%)
               Alabama Power Co.,
  2,000             Senior Notes                            3.50         11/15/2007                 1,999
  2,000             Senior Notes                            5.70    (b)   8/25/2009                 1,999
  1,522        Cedar Brakes II, LLC, Senior Notes,
                    Series C (a)                            9.88          9/01/2013                 1,694
  2,000        Cincinnati Gas & Electric Co.,
                    Debentures                              5.70          9/15/2012                 2,031
  2,145        Detroit Edison Co., Senior Notes             6.13         10/01/2010                 2,216
  2,000        Entergy Gulf States, Inc., First Mortgage
                    Bonds                                   6.00         12/01/2012                 2,001
  3,000        Entergy Louisiana, Inc., First Mortgage
                    Bonds                                   5.83         11/01/2010                 3,001
  2,000        FPL Group Capital, Inc., Debentures          5.63          9/01/2011                 2,037
  2,000        ITC Holdings Corp., Senior Notes (a)         5.25          7/15/2013                 1,952
  2,000        New York State Electric & Gas Corp.,
                    Notes                                   4.38         11/15/2007                 1,999
  2,000        Northern States Power Co., First Mortgage
                    Bond, Series B                          8.00          8/28/2012                 2,237
  1,444        Oglethorpe Power Corp., Senior Secured
                    Facility Bonds                          6.97          6/30/2011                 1,493
  2,000        PacifiCorp, First Mortgage Bonds             6.90         11/15/2011                 2,123
  1,662        Power Contract Financing, Senior Notes
                    (a)                                     6.26          2/01/2010                 1,689
  2,000        PPL Capital Funding, Inc., Guaranteed
                    Notes, Series A                         4.33          3/01/2009                 1,976
  1,800        Public Service Electric & Gas Co., First
                    Mortgage Bonds (INS)                    6.38          5/01/2008                 1,810
  1,197        Texas-New Mexico Power Co., Notes            6.13          6/01/2008                 1,195
                                                                                          ---------------
                                                                                                   33,452
                                                                                          ---------------
               GAS UTILITIES (1.0%)
  2,000        AGL Capital Corp., Senior Notes              7.13          1/14/2011                 2,119
  2,000        Kinder Morgan Energy Partners, LP, Notes     6.75          3/15/2011                 2,089
  1,000        ONEOK Partners, LP, Senior Notes             5.90          4/01/2012                 1,022
                                                                                          ---------------
                                                                                                    5,230
                                                                                          ---------------
               MULTI-UTILITIES (1.5%)
  2,100        Centerpoint Energy, Inc., Senior Notes,
                    Series B                                5.88          6/01/2008                 2,101
  1,000        Dominion Resources, Inc., Senior Notes       4.13          2/15/2008                   997
  1,000        Energy East Corp., Notes                     6.75          6/15/2012                 1,049
  2,000        Nisource Finance Corp., Guaranteed Notes     7.88         11/15/2010                 2,142
  2,000        Puget Sound Energy, Inc., Senior Notes       3.36          6/01/2008                 1,975
                                                                                          ---------------
                                                                                                    8,264
                                                                                          ---------------
               Total Utilities                                                                     46,946
                                                                                          ---------------
               Total Corporate Obligations (cost: $172,424)                                       172,604
                                                                                          ---------------

  P O R T F O L I O
========================--------------------------------------------------------
                             of INVESTMENTS (in thousands)
                             (continued)


USAA SHORT-TERM BOND FUND
OCTOBER 31, 2007 (UNAUDITED)

 PRINCIPAL                                                  COUPON                                  MARKET
 AMOUNT        SECURITY                                     RATE          MATURITY                   VALUE
 ----------------------------------------------------------------------------------------------------------

               EURODOLLAR AND YANKEE OBLIGATIONS (6.6%)

               ENERGY (1.0%)
               -------------
               INTEGRATED OIL & GAS (0.9%)
$ 4,341        PEMEX Finance Ltd., Notes                   9.03%       2/15/2011         $          4,609
                                                                                          ---------------
               OIL & GAS DRILLING (0.1%)
    678        Delek & Avner-Yam Tethys Ltd., Secured
                    Notes (a)                              6.46 (b)    8/01/2013                      677
                                                                                          ---------------
               Total Energy                                                                         5,286
                                                                                          ---------------

               FINANCIALS (4.9%)
               -----------------
               DIVERSIFIED BANKS (3.1%)
  3,000        ANZ Capital Trust I, Subordinated Notes
                    (a)                                    4.48                  -(f)               2,930
  3,000        Barclays Bank plc, Bonds (a)                7.38                  -(f)               3,131
  2,000        DnB Holding ASA, Bonds (a)                  7.73                  -(f)               2,122
  2,000        HSBC Capital Funding, LP, Guaranteed
                    Bonds (a)                              9.55                  -(f)               2,183
  2,000        Landsbanki Islands hf, Notes (a)            6.10        8/25/2011                    2,034
  3,000        Mizuho Financial Group, Inc., Guaranteed
                    Bonds                                  8.38                  -(f)               3,104
  1,000        Royal Bank of Scotland Group plc,
                    Convertible Shares, Series 1           9.12        3/31/2010                    1,070
                                                                                          ---------------
                                                                                                   16,574
                                                                                          ---------------
               DIVERSIFIED CAPITAL MARKETS (0.5%)
  2,500        UBS Preferred Funding Trust II, Bonds       7.25                  -(f)               2,652
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.8%)
  4,000        ING Capital Funding Trust III, Guaranteed
                    Bonds                                  8.44                  -(f)               4,325
                                                                                          ---------------
               REGIONAL BANKS (0.5%)
  2,000        Glitnir Banki hf, Senior Notes (a)          4.75       10/15/2010                    1,963
  1,000        Kaupthing Bank hf, MTN (a)                  5.75       10/04/2011                      967
                                                                                          ---------------
                                                                                                    2,930
                                                                                          ---------------
               Total Financials                                                                    26,481
                                                                                          ---------------

               INDUSTRIALS (0.4%)
               ------------------
               INDUSTRIAL CONGLOMERATES (0.4%)
  2,000        Siemens Finance, Notes (a)                  5.50        2/16/2012                    2,027
                                                                                          ---------------

               MATERIALS (0.3%)
               ----------------
               FOREST PRODUCTS (0.3%)
  2,000        Nexfor, Inc., Debentures (c)                8.13        3/20/2008                    2,019
                                                                                          ---------------
               Total Eurodollar and Yankee Obligations (cost: $35,943)                             35,813
                                                                                          ---------------

6

  P O R T F O L I O
========================--------------------------------------------------------
                             of INVESTMENTS (in thousands)
                             (continued)


USAA SHORT-TERM BOND FUND
OCTOBER 31, 2007 (UNAUDITED)

 PRINCIPAL                                                  COUPON                                  MARKET
 AMOUNT        SECURITY                                     RATE          MATURITY                   VALUE
 ----------------------------------------------------------------------------------------------------------

               ASSET-BACKED SECURITIES (19.6%)

               FINANCIALS (19.5%)
               ------------------
               ASSET-BACKED FINANCING (19.5%)
$   553        Aerco Ltd., Series 2A, Class A4 (a)         5.61% (b)      7/15/2025         $         555
    498        Airport Airplanes, Pass-Through
                    Certificates, Series 1R, Class A8,
                    EETC                                   5.47 (b)       3/15/2019                   473
  3,000        American Express Credit Account Master
                    Trust, Series 2006-A (a)               5.32 (b)       8/15/2011                 2,973
  3,000        AmeriCredit Automobile Receivable Trust,
                    Series 2007-BF, Class A2               5.31           1/06/2011                 3,005
  8,000        ARG Funding Corp., Series 2005-1A, Class
                    A3 (a)                                 4.29           4/20/2011                 7,905
  5,000        Arkle Master Issuer plc, Series 2007-1A,
                    Class 1C (a)                           5.78 (b)       2/17/2052                 4,992
  3,918        Aviation Capital Group Trust, Notes,
                    Series 2003-2A, Class G1 (INS)(a)      5.70 (b)       9/20/2033                 3,942
  4,000        Banc of America  Mortgage Securities,
                    Inc., Series 2004-F, Class 2A6         4.15 (b)       7/25/2034                 3,935
  5,000        Bank One Issuance Trust, Notes, Series
                    2003, Class C1                         4.54           9/15/2010                 4,993
               Capital One Auto Finance Trust,
  4,161             Notes, Series 2007-A, Class A2         5.33           5/17/2010                 4,165
  3,000             Notes, Series 2007-C, Class A2A        5.29           5/17/2010                 3,007
  3,000        Capital One Master Trust, Series 2001-6,
                    Class C (a)                            6.70           6/15/2011                 3,072
  2,100        CarMax Auto Owner Trust, Series 2005-1,
                    Class C                                4.82          10/15/2011                 2,093
  2,000        Caterpillar Financial Asset Trust, Series
                    2007-A, Class A3A                      5.34           6/25/2012                 2,008
               Citibank Credit Card Issuance Trust,
  2,000             Series 2005-C5, Class C5               4.95          10/25/2010                 1,983
  3,000             Series 2006-B2, Class B2               5.15           3/07/2011                 3,002
  1,735        Citicorp Residential Mortgage Trust,
                    Series 2006-3, Class A1A               5.82          11/25/2036                 1,722
  4,955        CPS Auto Receivables Trust, Notes, Series
                    2007-A, Class A2 (a)                   5.27          10/15/2010                 4,961
  3,000        Credit Acceptance Auto Dealer Loan Trust,
                    Series 2007-2, Class A1A (e)           6.16           4/15/2013                 3,000
  1,175        E*Trade RV and Marine Trust, Series
                    2004-1, Class A-3                      3.62          10/08/2018                 1,151
  2,315        GE Equipment Small Ticket, LLC, Notes,
                    Series 2005-1A, Class B (a)            4.62          12/22/2014                 2,297
               Honda Auto Receivables Owner Trust, Notes,
  2,379             Series 2005-6, Class A3                4.85          10/19/2009                 2,377
  5,000             Series 2007-1, Class A2                5.25           8/18/2009                 5,005
  4,072        HSBC Automotive Trust, Series 2007-1,
                    Class A2                               5.32           5/17/2010                 4,074
  1,313        Long Beach Auto Receivables Trust, Series
                    2004-B, Class A4                       4.05           4/15/2011                 1,305
  3,500        MBNA Master Credit Card Trust, Bonds,
                    Series 1999-B, Class C (a)             6.65           8/15/2011                 3,545

  P O R T F O L I O
========================--------------------------------------------------------
                             of INVESTMENTS (in thousands)
                             (continued)


USAA SHORT-TERM BOND FUND
OCTOBER 31, 2007 (UNAUDITED)

 PRINCIPAL                                                  COUPON                                  MARKET
 AMOUNT        SECURITY                                     RATE          MATURITY                   VALUE
 ----------------------------------------------------------------------------------------------------------
$ 5,000        Nissan Auto Receivables Owner Trust,
                    Notes, Series 2007-A, Class A2         5.22%          9/15/2009         $       5,005
  6,000        Rental Car Finance Corp., Series 2004-1A,
                    Class A (INS)(a)                       5.07 (b)       6/25/2009                 5,998
  4,000        UPFC Auto Receivables Trust, Series
                    2007-B, Class A2 (d)                   5.75           9/15/2010                 4,000
  3,566        USXL Funding LLC, Notes, Series 2006-1A,
                    Class A (a)                            5.38           4/15/2014                 3,572
  3,754        Volkswagen Auto Loan Enhanced Trust,
                    Notes, Series 2007-1, Class A2         5.29           5/20/2009                 3,757
  2,000        WFS Financial Owner Trust, Notes, Series
                    2005-3, Class D                        4.76           5/17/2013                 1,970
                                                                                          ---------------
                                                                                                  105,842
                                                                                          ---------------
               Total Financials                                                                   105,842
                                                                                          ---------------

               INDUSTRIALS (0.1%)
               ------------------
               AIRLINES (0.1%)
    388        America West Airlines, Inc., Pass-Through
                    Certificates, Series 1996-1, Class
                    A, EETC                                6.85           7/02/2009                   384
                                                                                          ---------------
               Total Asset-Backed Securities (cost: $105,976)                                     106,226
                                                                                          ---------------

               COMMERCIAL MORTGAGE SECURITIES (27.6%)

               FINANCIALS (27.6%)
               ------------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (25.7%)
  2,287        Bear Stearns Commercial Mortgage
                    Securities, Inc., Series 2003-T10,
                    Class A1                               4.00           3/13/2040                 2,230
               Chase Commercial Mortgage Securities Corp.,
                    Pass-Through Certificates,
  3,000             Series 1999-2, Class E                 7.73           1/15/2032                 3,150
    773             Series 2000-3, Class A1                7.09          10/15/2032                   772
  3,000             Series 2000-3, Class A2                7.32          10/15/2032                 3,145
               Commercial Mortgage Trust, Pass-Through
                    Certificates,
  2,000             Series 2004-LB4A, Class A4             4.58          10/15/2037                 1,943
  1,997             Series 2004-RS1, Class A  (a)          4.02           3/03/2041                 1,938
  1,000             Series 2005-LP5, Class GMB1  (a)       5.15           5/10/2043                 1,011
               Credit Suisse First Boston Mortgage
                    Securities Corp.,
  5,000             Series 2000-C1, Class A2               7.55           4/15/2062                 5,215
  2,000             Series 2002-CP5, Class F  (a)          5.78          12/15/2035                 1,977
  1,000             Series 2005-C2, Class AJ               4.92           4/15/2037                   933
  1,950        Deutsche Mortgage & Asset Receiving
                    Corp., Pass-Through Certificates,
                    Series 1998-C1, Class F                7.50           6/15/2031                 2,118
               Diversified REIT, Notes,
  1,082             Series 1999-1A, Class A2  (a)          6.78           3/18/2011                 1,093
  3,000             Series 1999-1A, Class B  (a),(c)       6.78           3/18/2011                 3,072
  1,000             Series 2000-1, Class B  (a),(c)        6.97           3/08/2010                 1,020
               DLJ Commercial Mortgage Corp.,
    958             Series 1999-CG2, Class A1B             7.30           6/10/2032                   985

8

  P O R T F O L I O
========================--------------------------------------------------------
                             of INVESTMENTS (in thousands)
                             (continued)


USAA SHORT-TERM BOND FUND
OCTOBER 31, 2007 (UNAUDITED)

 PRINCIPAL                                                  COUPON                                  MARKET
 AMOUNT        SECURITY                                     RATE          MATURITY                   VALUE
 ----------------------------------------------------------------------------------------------------------
 $5,000             Series 1999-CG3, Class A-5             8.12% (b)     10/10/2032         $       5,259
  2,000        First Union National Bank-Chase Manhattan
                    Bank Commercial Mortgage Trust,
                    Series 1999-C2, Class D                7.06           6/15/2031                 2,053
               G-Force, LLC, Pass-Through Certificates,
    283             Series 2005-RR2, Class A-1  (a)        4.95          12/25/2039                   281
    671             Series 2005-RRA, Class A-1  (a)        4.39           8/22/2036                   655
    528        GE Commercial Mortgage Corp.,
                    Pass-Through Certificates, Series
                    2003-C2, Class A1                      2.78           7/10/2037                   525
  4,000        Global Signal Trust III, Commercial
                    Mortgage Pass-Through Certificates,
                    Series 2006-1, Class A1FX (a)          5.36           2/15/2036                 4,024
  5,000        GMAC Commercial Mortgage Security, Inc.,
                    Pass-Through Certificates, Series
                    1999-C2, Class E                       7.50 (b)       9/15/2033                 5,203
               GS Mortgage Securities Corp. II,
               Commercial Certificates, Series
  3,388             2001-LIBA, Class A-1  (a)              6.21           2/14/2016                 3,481
  2,862             Series 2001-1285, Class A1  (a)        6.04           8/15/2018                 2,917
  2,000             Series 2003-C1, Class A2B              4.30           1/10/2040                 1,959
  1,000             Series 2004-GG2 , Class C              5.53           8/10/2038                   968
               J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.,
  2,845             Series 2001-CIB2, Class A2             6.24           4/15/2035                 2,874
  4,000             Series 2005-CB12, Class A3A1           4.82           9/12/2037                 3,940
  4,000             Series 2006-CB15, Class ASB            5.79           6/12/2043                 4,041
  3,000             Series 2006-CB16, Class ASB            5.52           5/12/2045                 2,989
  2,000             Series 2006-LDP6, Class ASB            5.49           4/15/2043                 1,995
  2,000             Series 2006-LDP7, Class ASB            5.88    (b)    4/15/2045                 2,038
  3,000             Series 2006-LDP8, Class A-SB           5.37           5/15/2045                 2,962
               LB-UBS Commercial Mortgage Trust,
  2,301             Series 2001-C2, Class A1               6.27           6/15/2020                 2,310
  2,000             Series 2001-WM, Class D  (a)           6.83           7/14/2016                 2,112
  1,500             Series 2002-C4, Class A4               4.56           9/15/2026                 1,480
  3,645             Series 2006-C1, Class A1               5.02           2/15/2031                 3,639
    444        Mach One Trust, Series 2004-1A, Class A1
                    (a)                                    3.89           5/28/2040                   429
  2,598        Merrill Lynch Mortgage Investors, Inc.,
                    Series 1999-C1, Class A2               7.56          11/15/2031                 2,681
  1,500        Merrill Lynch Mortgage Trust, Series
                    2005-CIP1, Class B                     5.10 (b)       7/12/2038                 1,420
  3,000        Merrill Lynch-Countrywide Commercial
                    Mortgage Trust, Series 2006-3,
                    Class ASB                              5.38           7/12/2046                 2,968
               Morgan Stanley Dean Witter Capital I, Inc.,
  4,531             Series 2005-RR6, Class A1  (a)         4.97           5/24/2043                 4,445
    900             Series 2005-RR6, Class A2FX  (a)       5.13           5/24/2043                   881
  3,000             Series 2002-HQ, Class A3               6.51           4/15/2034                 3,127
  2,000        Mortgage Capital Funding, Inc.,
                    Pass-Through Certificates, Series
                    1998-MC2, Class E                      7.24 (b)       6/18/2030                 2,023
               Nationslink Funding Corp., Pass-Through
                    Certificates,
  2,679             Series 1999-1, Class A2                6.32           1/20/2031                 2,698
  3,300             Series 1999-1, Class F  (a)            7.10    (b)    1/20/2031                 3,296
  2,000        Prudential Securities Secured Financing
                    Corp., Series 1999-C2, Class G         6.76           6/16/2031                 2,045
               Salomon Brothers Mortgage Securities VII,
                    Inc.,

  P O R T F O L I O
========================--------------------------------------------------------
                             of INVESTMENTS (in thousands)
                             (continued)


USAA SHORT-TERM BOND FUND
OCTOBER 31, 2007 (UNAUDITED)

 PRINCIPAL                                                  COUPON                                  MARKET
 AMOUNT        SECURITY                                     RATE          MATURITY                   VALUE
 ----------------------------------------------------------------------------------------------------------
$ 2,661             Series 2000-C2, Class A2               7.46%          7/18/2033         $       2,772
    891             Series 2000-C3, Class A1               6.34          12/18/2033                   893
  2,823             Series 2002-KEY2, Class A2             4.47           3/18/2036                 2,776
  2,000        SBA Trust, Series 2006-1A, Class B (a)      5.45          11/15/2036                 2,004
  2,666        Structured Asset Securities Corp., Series
                    1997-LLI, Class D                      7.15          10/12/2034                 2,805
               Trizechahn Office Properties Trust,
    697             Series 2001-TZHA, Class A2  (a)        6.09           5/15/2016                   714
  1,422             Series 2001-TZHA, Class D3  (a)        6.94           3/15/2013                 1,423
               Wachovia Bank Commercial Mortgage Trust,
                    Pass-Through Certificates,
  4,500             Series 2005-C18, Class A2              4.66           4/15/2042                 4,441
  2,000             Series 2005-C21, Class APB             5.35    (b)   10/15/2044                 1,991
  5,000             Series 2006-C28, Class A2              5.50          10/15/2048                 5,022
                                                                                          ---------------
                                                                                                  139,161
                                                                                          ---------------
               ESCROWED BONDS (1.4%)
  4,000        Four Times Square Trust, Series 2000-4TS,
                    Class A2                               7.80           4/15/2015                 4,298
  3,000        GS Mortgage Securities Corp. II, Series
                    2001-ROCK, Class B (a)                 6.77           5/03/2018                 3,196
                                                                                          ---------------
                                                                                                    7,494
                                                                                          ---------------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.5%)
  9,250        Bear Stearns Commercial Mortgage
                    Securities, Inc., Series 2004-ESA,
                    Class X1 (acquired 6/17/2004; cost
                    $538) (a),(g)                          1.83           5/14/2016                   260
               Credit Suisse First Boston Mortgage
                    Securities Corp.,
  8,957             Series 2003-C3, Class ASP (acquired
                    6/17/2003 and 8/04/2005; cost
                    $790)  (a),(g)                         1.64           5/15/2038                   330
 55,002             Series 2004-C1, Class ASP (acquired
                    2/26/2004 and 8/30/2004; cost
                    $2,461)  (a),(g)                       0.78           1/15/2037                 1,214
 46,199        First Union National Bank Commercial
                    Mortgage Trust, Certificates,
                    Series 2002 C-1, Class IOII
                    (acquired 6/06/2006; cost $1,208)
                    (a),(g)                                1.20           2/12/2034                   588
  5,564        Greenwich Capital Commercial Funding
                    Corp., Series 2002-C1, Class XP
                    (acquired 7/17/2003; cost $586)
                    (a),(g)                                1.78           1/11/2035                   389
 12,288        LB-UBS Commercial Mortgage Trust, Series
                    2003-C3, Class XCP (acquired
                    5/20/2003; cost $774) (a),(g)          1.36           2/15/2037                   215
                                                                                          ---------------
                                                                                                    2,996
                                                                                          ---------------
               Total Financials                                                                   149,651
                                                                                          ---------------
               Total Commercial Mortgage Securities (cost: $148,877)                              149,651
                                                                                          ---------------

               U.S. GOVERNMENT AGENCY ISSUES (6.6%)(H)

               COLLATERALIZED MORTGAGE OBLIGATIONS (0.4%)

  2,000        Freddie Mac, Series 2694 QG (+)             4.50           1/15/2029                 1,960
                                                                                          ---------------

10

  P O R T F O L I O
========================--------------------------------------------------------
                             of INVESTMENTS (in thousands)
                             (continued)


USAA SHORT-TERM BOND FUND
OCTOBER 31, 2007 (UNAUDITED)

 PRINCIPAL                                                  COUPON                                  MARKET
 AMOUNT        SECURITY                                     RATE          MATURITY                   VALUE
 ----------------------------------------------------------------------------------------------------------
               DEBENTURES (0.7%)

$ 4,000        Fannie Mae, CPI Floating Rate Notes                (b)
                    (j)(+)                                 3.50%          2/17/2009         $       3,966
                                                                                          ---------------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.1%)

 18,903        Government National Mortgage Assn.,
                    Series 2003-59, Class XB               1.76           7/16/2010                   403
                                                                                          ---------------
               MORTGAGE-BACKED PASS-THROUGH SECURITIES (5.4%)

  8,006        Fannie Mae, Pool 891244 (+)                 5.50          12/01/2020                 8,024
               Freddie Mac (+),
  8,807             Pool 1G0215                            4.16           4/01/2035                 8,876
  4,326             Pool B18333                            5.00           5/01/2020                 4,265
  2,530             Pool B19905                            5.00           9/01/2020                 2,495
  1,695             Pool J02581                            5.50          11/01/2018                 1,705
  4,103             Pool J01619                            5.50           4/01/2021                 4,110
                                                                                          ---------------
                                                                                                   29,475
                                                                                          ---------------
               Total U.S. Government Agency Issues (cost: $35,764)                                 35,804
                                                                                          ---------------

               MUNICIPAL BONDS (6.3%)

               AIRPORT/PORT (0.7%)

  1,000        Cleveland, OH, Airport System RB, Series
                    2006B (INS)                            5.24           1/01/2017                 1,009
  2,745        College Park Georgia RB, Series A (INS)     5.66           1/01/2012                 2,793
                                                                                          ---------------
                                                                                                    3,802
                                                                                          ---------------
               APPROPRIATED DEBT (0.3%)

  1,810        Reeves County, TX, COP, Series 2007 (INS)   5.75           3/01/2012                 1,812
                                                                                          ---------------
               COMMUNITY SERVICE (0.3%)

  1,500        American National Red Cross, Bonds          5.36          11/15/2011                 1,528
                                                                                          ---------------
               ELECTRIC UTILITIES (0.6%)

  3,000        Mississippi Development Bank RB, Series
                    2007 (State of Mississippi-Entergy
                    Mississippi, Inc. Project) (INS)       5.24           7/01/2011                 3,026
                                                                                          ---------------
               ELECTRIC/GAS UTILITIES (0.6%)

  1,750        Energy Northwest Columbia Generating
                    Station Electric, WA, RB, Series
                    2006-B                                 5.23           7/01/2011                 1,761
  1,320        Pedernales Electric Cooperative, Inc.,
                     TX, First Mortgage Bond, Series
                    2002A (INS)(a)                         4.09          11/15/2012                 1,291
                                                                                          ---------------
                                                                                                    3,052
                                                                                          ---------------
               HOSPITAL (0.4%)

  1,000        Medical Univ., SC, Hospital Facilities
                    Auth. RB, Series 2004B (INS)           3.92           2/15/2009                   987

  P O R T F O L I O
========================--------------------------------------------------------
                             of INVESTMENTS (in thousands)
                             (continued)


USAA SHORT-TERM BOND FUND
OCTOBER 31, 2007 (UNAUDITED)

 PRINCIPAL                                                  COUPON                                  MARKET
 AMOUNT        SECURITY                                     RATE          MATURITY                   VALUE
 ----------------------------------------------------------------------------------------------------------
$ 1,340        New Jersey Health Care Facilities
                    Financing Auth. RB, Series 2007-2      5.07%       3/01/2009         $          1,342
                                                                                          ---------------
                                                                                                    2,329
                                                                                          ---------------
               NURSING/CCRC (1.1%)

  4,150        Martin Luther King Foundation, Inc.,,
                    SAVRS, Notes, Series 1998 (INS)(i)     9.00 (b)   12/01/2028                    4,150
  2,000        Waco Health Facilities Development Corp.
                    RB, Series 2006B (INS)                 5.27        2/01/2016                    2,008
                                                                                          ---------------
                                                                                                    6,158
                                                                                          ---------------
               SINGLE FAMILY HOUSING (0.6%)

  3,000        Montgomery County, MD, Housing
                    Opportunities Commission
                    Development Bonds, Series 2006A        5.23        1/01/2009                    3,008
                                                                                          ---------------
               SPECIAL ASSESSMENT/TAX/FEE (1.5%)

  1,500        Charlotte, NC, COP, Series 2007B            5.40       12/01/2008                    1,507
    875        City and County of San Francisco
                    Redevelopment Financing Auth. RB,
                    Series 2006A (INS)                     5.62        8/01/2016                      893
  1,000        New York State Environmental Facilities
                    Corp. RB, Series 2004B (INS)           4.02       12/15/2009                      984
               New York State Housing Finance Agency
                    Personal Income Tax RB,
  3,000             Series 2006B                           5.17        9/15/2009                    3,015
  1,000             Series 2006B                           5.19        9/15/2011                    1,007
  1,000        Short Pump Town Center Community
                    Development Auth., VA, RB, Series
                    2003 (a)                               6.26        2/01/2009                    1,007
                                                                                          ---------------
                                                                                                    8,413
                                                                                          ---------------
               TOLL ROADS (0.2%)

  1,000        New Jersey Turnpike Auth. RB, Series
                    2003B (INS)                            2.84        1/01/2008                      996
                                                                                          ---------------
               Total Municipal Bonds (cost: $33,984)                                               34,124
                                                                                          ---------------


               MONEY MARKET INSTRUMENTS (2.0%)

               COMMERCIAL PAPER (2.0%)

               MATERIALS (2.0%)
               ----------------
               PAPER PACKAGING (2.0%)
 10,814        Sonoco Products Co.   (cost:  $10,814)      5.15       11/01/2007                   10,814
                                                                                          ===============


               TOTAL INVESTMENTS (COST: $543,782)                                       $         545,036
                                                                                          ===============

                                                                              12
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========================--------------------------------------------------------
                             to Portfolio of INVESTMENTS


USAA SHORT-TERM BOND FUND
OCTOBER 31, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Investments in open-end investment companies, other than exchange traded funds, are valued at their net asset value (NAV) at the end of each business day.

3. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

4. Futures contracts are valued at the last quoted sales price.

5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair

                                                                              13
  N O T E S
========================--------------------------------------------------------
                             to Portfolio of INVESTMENTS
                             (continued)


USAA SHORT-TERM BOND FUND
OCTOBER 31, 2007 (UNAUDITED)

value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of October 31, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2007, were $3,072,000 and $1,818,000, respectively, resulting in net unrealized appreciation of $1,254,000.

14

   N O T E S
========================--------------------------------------------------------
                             to Portfolio of INVESTMENTS
                             (continued)


USAA SHORT-TERM BOND FUND
OCTOBER 31, 2007 (UNAUDITED)

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $541,895,000 at October 31, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE SECURITIES - weighted life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOS) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.


PORTFOLIO DESCRIPTION ABBREVIATIONS
CD             Certificate of Deposit
COP            Certificate of Participation
CPI            Consumer Price Index
EETC           Enhanced Equipment Trust Certificate
MTN            Medium-Term Note
RB             Revenue Bond
REIT           Real Estate Investment Trust
SAVRS          Select Auction Variable-Rate Securities

                                                                              15
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========================--------------------------------------------------------
                             to Portfolio of INVESTMENTS
                             (continued)


USAA SHORT-TERM BOND FUND
OCTOBER 31, 2007 (UNAUDITED)


CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)     Principal and interest  payments are insured by one of the  following:
          ACA  Financial  Guaranty  Corp.,  AMBAC  Assurance  Corp.,   Financial
          Guaranty Insurance Co., or MBIA Insurance Corp.


SPECIFIC NOTES


(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(b) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2007.

(c) At October 31, 2007, portions of these securities were segregated to cover when-issued purchases and as collateral for open futures contracts. Following is a table of open futures contracts as of October 31, 2007.





        Type of Future     Expiration      Contracts  Position  Value
        ----------------------------------------------------------------
        5-Year U.S.     December 31, 2007     50        Long   5,367,000
         Treasury Note

          Unrealized
        Appreciation
        ------------
          $   32,000

(d) At October 31, 2007, the aggregate market value of securities purchased on a delayed-delivery basis was $7,000,000, all of which were when-issued securities.

(e) Security was fair valued at October 31, 2007, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(g) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at October 31, 2007, was $2,996,000, which represented 0.5% of the Fund's net assets.

(h) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

16

  N O T E S
========================--------------------------------------------------------
                             to Portfolio of INVESTMENTS
                             (continued)


USAA SHORT-TERM BOND FUND
OCTOBER 31, 2007 (UNAUDITED)


(i) Periodic auction reset bond - interest rate is reset periodically through an auction mechanism. The bond has the option to be sold at face value at each interest-rate reset date to the extent that there are sufficient bids in the auction.

(j) Security with a value of $198,000 is segregated as collateral for initial margin requirements on open futures contracts.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    DECEMBER 18, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    DECEMBER 19, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    DECEMBER 18, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.